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                            SCHULTE ROTH & ZABEL LLP
                                919 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

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                                 (212) 756-2000

                                Facsimile Number:
                                 (212) 593-5955

                             Writers Direct Number:
                                 (212) 756-2079

                                                May 6, 2002
VIA EDGAR
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re: LEVCO Series Trust -- (1933 Act File No. 333-19297; 1940 Act File
               No. 811-08007) Filing Pursuant to Rule 497(j) Under the 1933 Act
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Ladies and Gentlemen:

           On behalf of LEVCO Series Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, I am informing you that the form of the statement of additional information for LEVCO Series Trust (the "Trust") that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information for the Trust which was electronically filed under Rule 485(b) as post-effective amendment number 7 to the Fund's registration statement on April 30, 2002.

           Please call the undersigned at (212) 756-2079 with any questions or comments.

                                             Sincerely yours,

                                             /s/ Jill Arnold
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                                             Jill Arnold